Inventories - Changes of Allowance for Inventories Valuation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Allowance for inventories valuation, beginning balance	₩ 216,143	₩ 206,782	₩ 135,631
Loss on valuation of inventories	54,014	96,201	141,799
Realization on sale of inventories	(132,707)	(79,419)	(69,426)
Others	(5,808)	(7,421)	(1,222)
Allowance for inventories valuation, ending balance	₩ 131,642	₩ 216,143	₩ 206,782